Unaudited Condensed Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Weighted average number of ordinary shares - diluted (in Shares)	23,940,000	22,873,370	23,411,068	20,000,000	20,000,000
Diluted net income per ordinary share (in Dollars per share)	$ 0.29	$ 0.29	$ 0.27	$ 1.05	$ 0.95